Revenue (Details) - Schedule of summarizes our revenue by category - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of summarizes our revenue by category [Abstract]
Multi-year subscription term-based licenses	$ 2,386	$ 1,299	$ 7,573	$ 4,503	$ 6,636	$ 3,886
1-year subscription term-based licenses	2,656	953	6,205	3,012	4,984	3,217
Total subscription term-based licenses	5,042	2,252	13,778	7,515	11,620	7,103
Subscription SaaS	3,286	2,217	8,012	6,923	9,173	8,916
Support and maintenance	1,099	797	3,110	2,415	3,352	2,796
Total subscription revenue	9,427	5,266	24,900	16,853	24,145	18,815
Perpetual licenses	347	54	1,719	1,374	2,770	2,946
Services and other	1,699	1,453	4,810	5,290	$ 6,814	$ 8,631
Total	$ 11,473	$ 6,773	$ 31,429	$ 23,517